LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Long-term Debt, Net
Long-term debt, net consisted of the following:

	December 31,
	2022	2021
Senior Notes
2022 7.000% Studio City Secured Notes, due 2027 (net of unamortized deferred financing costs of $5,134)	$344,866	$—
2021 5.000% Studio City Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $4,228 and $4,798, respectively)	1,095,772	1,095,202
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $2,692 and $3,658, respectively)	497,308	496,342
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $3,598 and $4,186, respectively)	496,402	495,814

Credit Facilities
2016 Studio City Credit Facilities (1)	128	128

	$2,434,476	$2,087,486

Note
(1)
As of December 31, 2022 and 2021, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $333 and $389 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs)
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2022 are as follows:

Year ending December 31,
2023	$—
2024	—
2025	500,000
2026	—
2027	350,000
Over 2027	1,600,128

$2,450,128